Residential Whole Loans - Fair Value Components of Net Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Receivables [Abstract]
Net unrealized gains	$ 16,243	$ 17,204	$ 47,849
Other income/(loss)	493	3,561	(3,700)
Total	$ 16,736	$ 20,765	$ 44,149